Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Vessels (Note 8)	$ 6,323,773	$ 2,617,484
Assets under construction (Note 8)	738,298	628,405
Right-of-use assets (Note 8)	4,847	1,910
Other tangible assets (Note 8)	23,981	21,628
Prepayments (Note 8)	1,075	1,657
Intangible assets (Note 9)	12,710	16,187
Goodwill (Note 9)	177,022	0
Receivables (Note 11)	97,116	75,076
Investments (Note 26)	111,346	61,806
Deferred tax assets (Note 10)	2,850	10,074
Total non-current assets	7,493,018	3,434,227
Current assets
Inventory (Note 12)	77,175	26,500
Trade and other receivables (Note 13)	320,843	235,883
Current tax assets	4,912	3,984
Cash and cash equivalents (Note 14)	146,529	38,869
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	549,459	305,236
Non-current assets held for sale (Note 3)	363,097	165,583
Total current assets	912,556	470,819
TOTAL ASSETS	8,405,574	3,905,046
Equity
Share capital (Note 15)	343,440	239,148
Share premium (Note 15)	1,817,557	460,486
Translation reserve	9,502	(2,045)
Hedging reserve (Note 15)	90	2,145
Treasury shares (Note 15)	(284,508)	(284,508)
Retained earnings	737,239	777,098
Equity attributable to owners of the Company	2,623,320	1,192,324
Non-current liabilities
Bank loans (Note 17)	2,839,590	1,450,869
Other notes (Note 17)	0	198,887
Other borrowings (Note 17)	1,876,795	667,361
Lease liabilities (Note 17)	3,368	1,451
Other payables (Note 18)	20	0
Employee benefits	1,180	1,060
Deferred tax liabilities (Note 10)	485	438
Total non-current liabilities	4,721,438	2,320,066
Current liabilities
Trade and other payables (Note 18)	222,492	79,591
Current tax liabilities	8,288	9,104
Bank loans (Note 17)	351,170	201,937
Other notes (Note 17)	203,287	3,733
Other borrowings (Note 17)	273,898	95,724
Lease liabilities (Note 17)	1,681	2,293
Provisions (Note 21)	0	274
Total current liabilities	1,060,816	392,656
TOTAL EQUITY and LIABILITIES	$ 8,405,574	$ 3,905,046